Premises, equipment and computer software - Schedule of Premise, Equipment, and Computer Software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 342,346	$ 350,468
Accumulated depreciation	(177,556)	(182,695)
Net carrying value	164,790	167,773
Total depreciation charged to operating expenses	23,499	24,277	$ 24,864
Impairment of buildings' carrying value (included in Impairment of fixed assets)	0	0	0
Land
Property, Plant and Equipment [Line Items]
Cost	9,008	9,008
Accumulated depreciation	0	0
Net carrying value	9,008	9,008
Buildings
Property, Plant and Equipment [Line Items]
Cost	139,534	137,110
Accumulated depreciation	(59,110)	(58,606)
Net carrying value	80,424	78,504
Total depreciation charged to operating expenses	3,781	4,058	4,183
Equipment
Property, Plant and Equipment [Line Items]
Cost	20,000	28,837
Accumulated depreciation	(15,997)	(25,637)
Net carrying value	4,003	3,200
Total depreciation charged to operating expenses	1,336	1,462	1,605
Computer hardware and software in use
Property, Plant and Equipment [Line Items]
Cost	165,251	170,138
Accumulated depreciation	(102,449)	(98,452)
Net carrying value	62,802	71,686
Total depreciation charged to operating expenses	18,382	18,757	$ 19,076
Computer software in development
Property, Plant and Equipment [Line Items]
Cost	8,553	5,375
Accumulated depreciation	0	0
Net carrying value	$ 8,553	$ 5,375